UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03503

UBS RMA Money Fund Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

51 West 52nd Street

New York, NY 10019-6114

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2008

Item 1.	Schedule of Investments

[INSERT EDGARIZED SCHEDULE OF INVESTMENTS HERE]

UBS RMA Money Market Portfolio

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
US government and agency obligations — 22.87%
Federal Farm Credit Bank[1]
2.280%, due 04/01/08	128,000,000	127,991,915
2.330%, due 04/01/08	176,975,000	176,975,000
Federal Home Loan Bank
4.345%, due 04/10/08[1]	260,000,000	259,997,195
3.625%, due 04/16/08[2,3]	201,000,000	200,696,406
2.945%, due 05/18/08[1]	27,000,000	27,000,000
4.885%, due 08/20/08	91,000,000	91,050,618
2.060%, due 09/19/08[2]	210,000,000	207,945,150
5.100%, due 09/19/08	135,000,000	135,293,988
4.500%, due 11/05/08[3]	135,000,000	135,000,000
3.350%, due 01/23/09[3]	92,250,000	92,250,000
2.560%, due 02/13/09	100,000,000	100,524,556
Federal Home Loan Mortgage Corp.
3.975%, due 04/07/08[2,3]	180,521,000	180,401,405
3.980%, due 04/07/08[2,3]	90,598,000	90,537,903
2.608%, due 04/28/08[1]	166,500,000	166,410,018
2.536%, due 06/30/08[1]	78,000,000	77,975,177
2.630%, due 08/04/08[2,3]	86,231,000	85,443,543
2.475%, due 08/18/08[2,3]	200,000,000	198,088,750
3.790%, due 12/08/08[2,3]	184,528,000	179,651,899
4.300%, due 12/26/08	100,000,000	100,000,000
Federal National Mortgage Association
2.330%, due 04/01/08[1]	225,500,000	225,500,000
2.900%, due 04/02/08[2,3]	50,000,000	49,995,972
3.970%, due 04/09/08[2]	90,000,000	89,920,600
4.165%, due 05/07/08[2,3]	95,644,000	95,245,643
1.750%, due 07/09/08[2]	150,033,000	149,310,966
2.810%, due 07/16/08[2,3]	200,000,000	198,345,222
2.450%, due 08/13/08[2,3]	69,305,000	68,672,977
3.375%, due 01/23/09	85,850,000	85,850,000
US Treasury Bills[2,3]
3.075%, due 06/05/08	170,000,000	169,056,146
3.170%, due 06/12/08	155,000,000	154,017,300
1.586%, due 09/11/08	147,000,000	145,944,385

Total US government and agency obligations (cost—$4,065,092,734)		4,065,092,734

Time deposits — 2.85%
Banking-non-US — 2.85%
Societe Generale
2.500%, due 04/01/08 (Cayman Islands)	206,000,000	206,000,000
Wells Fargo Bank N.A. (Cayman Islands)
2.500%, due 04/01/08	300,000,000	300,000,000

Total time deposits (cost—$506,000,000)		506,000,000

UBS RMA Money Market Portfolio

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Certificates of deposit — 18.15%
Banking-non-US — 12.84%
Bank of Montreal
2.950%, due 08/19/08	135,000,000	135,000,000
Bank of Scotland PLC
5.440%, due 06/16/08	90,000,000	90,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.790%, due 05/15/08	137,500,000	137,500,000
2.670%, due 05/19/08	148,500,000	148,500,000
Barclays Bank PLC
3.000%, due 07/25/08	121,000,000	121,000,000
3.020%, due 02/23/09	137,500,000	137,500,000
Credit Suisse First Boston
4.850%, due 05/27/08	100,000,000	100,000,000
4.230%, due 07/08/08	138,000,000	138,000,000
Deutsche Bank AG1
2.405%, due 04/01/08	88,000,000	88,000,000
2.809%, due 06/23/08	150,000,000	150,000,000
Dexia Bank
2.510%, due 06/20/08	144,000,000	144,000,000
HSBC Bank USA
3.294%, due 04/28/08[1]	115,000,000	115,030,798
Natixis
3.880%, due 04/15/08	225,000,000	225,000,000
3.030%, due 06/09/08	80,000,000	80,000,000
Norinchukin Bank Ltd.
3.010%, due 05/05/08	93,000,000	93,000,000
Royal Bank of Scotland
3.100%, due 05/06/08	75,000,000	75,000,000
3.750%, due 07/18/08	170,000,000	170,000,000
Svenska Handelsbanken
5.000%, due 10/09/08	135,000,000	135,000,000

		2,282,530,798

UBS RMA Money Market Portfolio

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Certificates of deposit — (concluded)
Banking-US — 5.31%
American Express Centurion Bank
4.060%, due 04/11/08	124,000,000	124,000,000
2.600%, due 04/21/08	40,000,000	40,000,000
American Express, Federal Savings Bank
2.600%, due 04/21/08	35,000,000	35,000,000
Bank of America N.A.
3.000%, due 05/20/08	139,000,000	138,997,886
Citibank N.A.
2.490%, due 06/19/08	184,500,000	184,500,000
State Street Bank & Trust Co.
3.000%, due 05/28/08	165,000,000	165,000,000
US Bank N.A.
2.700%, due 09/15/08	99,500,000	99,500,000
Wachovia Bank N.A. (Charlotte)
4.753%, due 04/04/08[1]	156,000,000	156,000,000

		942,997,886

Total certificates of deposit (cost—$3,225,528,684)		3,225,528,684

Commercial paper[2] — 21.31%
Asset backed-banking — 0.98%
Atlantis One Funding
3.850%, due 04/15/08	50,000,000	49,925,139
3.080%, due 05/12/08	80,000,000	79,719,378
3.080%, due 05/14/08	45,000,000	44,834,450

		174,478,967

Asset backed-miscellaneous — 8.28%
Amsterdam Funding Corp.
4.450%, due 04/08/08	72,300,000	72,237,440
2.720%, due 04/15/08	25,000,000	24,973,555
2.750%, due 05/02/08	73,650,000	73,475,593
Barton Capital LLC
2.900%, due 04/09/08	175,230,000	175,117,074
Bryant Park Funding LLC
2.980%, due 04/08/08	100,210,000	100,151,934
2.770%, due 04/15/08	100,000,000	99,892,278
Chariot Funding LLC
2.750%, due 04/23/08	100,000,000	99,831,944
Old Line Funding Corp.
3.120%, due 04/10/08	100,000,000	99,922,000
3.150%, due 04/10/08	60,279,000	60,231,530
Thunderbay Funding
3.900%, due 04/11/08	100,000,000	99,891,667
2.920%, due 04/25/08	125,000,000	124,756,667

UBS RMA Money Market Portfolio

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[2] — (continued)
Asset backed-miscellaneous — (concluded)
Variable Funding Capital Corp.
3.080%, due 04/11/08	50,000,000	49,957,222
2.950%, due 04/17/08	232,500,000	232,195,167
Windmill Funding Corp.
3.910%, due 04/01/08	140,000,000	140,000,000
4.450%, due 04/08/08	19,000,000	18,983,560

		1,471,617,631

Banking-US — 5.82%
BNP Paribas Finance
3.007%, due 05/20/08	61,750,000	61,497,266
Calyon N.A., Inc.
4.320%, due 04/09/08	51,000,000	50,951,040
Danske Corp.
3.000%, due 04/02/08	159,600,000	159,586,700
Dexia Delaware LLC
2.985%, due 05/20/08	19,500,000	19,420,773
ING (US) Funding LLC
4.680%, due 05/27/08	100,000,000	99,272,000
2.950%, due 08/06/08	78,000,000	77,188,258
Morgan (JP) Chase & Co.
4.830%, due 04/17/08	214,850,000	214,388,789
Natexis Banques Populaires US Finance Co. LLC
3.100%, due 04/04/08	96,985,000	96,959,945
San Paolo IMI US Financial Co.
4.230%, due 04/10/08	57,000,000	56,939,723
Societe General N.A., Inc.
3.915%, due 04/14/08	198,000,000	197,720,077

		1,033,924,571

Brokerage — 0.73%
Greenwich Capital Holdings, Inc.
2.750%, due 04/01/08	130,000,000	130,000,000

Consumer products-nondurables — 0.82%
Procter & Gamble International Funding SCA
2.450%, due 04/17/08	145,200,000	145,041,893

Finance-noncaptive diversified — 2.30%
General Electric Capital Corp.
4.750%, due 06/26/08	129,000,000	127,536,208
2.610%, due 11/06/08	215,000,000	211,586,337
International Lease Finance Corp.
2.995%, due 04/18/08	70,000,000	69,900,999

		409,023,544

UBS RMA Money Market Portfolio

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[2] — (concluded)
Food/beverage — 1.01%
Nestle Capital Corp.
2.645%, due 08/21/08	95,800,000	94,800,513
Nestle Finance International Ltd.
2.800%, due 06/10/08	84,050,000	83,592,395

		178,392,908

Pharmaceuticals — 1.37%
Pfizer, Inc.
4.410%, due 05/28/08	110,000,000	109,231,925
2.520%, due 08/29/08	136,000,000	134,572,000

		243,803,925

Total commercial paper (cost—$3,786,283,439)		3,786,283,439

Short-term corporate obligations — 10.30%
Asset backed-securities — 1.09%
Cullinan Finance Corp.
2.320%, due 04/01/08[1,4]	65,000,000	64,999,642
5.400%, due 06/11/08[4]	70,000,000	70,000,000
K2 (USA) LLC
5.400%, due 06/16/08[4]	59,000,000	59,000,000

		193,999,642

Banking-non-US — 6.69%
ANZ National International Ltd.
3.075%, due 04/07/08[1,4]	100,000,000	100,000,000
Bank of Scotland
3.189%, due 04/01/08[1,4]	173,000,000	173,000,000
BNP Paribas[1]
3.132%, due 05/07/08	150,000,000	150,000,000
4.032%, due 05/13/08	120,000,000	120,000,000
La Caja de Ahorros y Pensiones de Barcelona
3.848%, due 04/23/08[1,4]	125,000,000	125,000,000
National Australia Bank Ltd.[1,4]
2.808%, due 04/15/08	175,000,000	175,000,000
3.306%, due 05/11/08	105,500,000	105,500,000
Totta Ireland PLC
3.085%, due 04/07/08[1,4]	120,000,000	120,000,000
Westpac Banking Corp.
3.070%, due 04/07/08[1,4]	120,000,000	120,000,000

		1,188,500,000

Banking-US — 0.73%
The Bank of New York Mellon Corp.
2.905%, due 04/14/08[1,4]	130,000,000	130,000,000

UBS RMA Money Market Portfolio

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Short-term corporate obligations — (concluded)
Finance-captive automotive — 1.79%
Toyota Motor Credit Corp.[1]
2.520%, due 04/01/08	104,850,000	104,850,000
2.570%, due 04/01/08	110,000,000	110,000,000
4.616%, due 04/07/08	104,000,000	104,002,371

		318,852,371

Total short-term corporate obligations (cost—$1,831,352,013)		1,831,352,013

Repurchase agreements — 24.34%
Repurchase agreement dated 03/31/08 with Bank of America, 2.150%, due 04/01/08, collateralized by $35,184,000 Federal Farm Credit Bank obligations, 4.850% due 03/10/15, $132,986,000 Federal Home Loan Bank obligations, zero coupon to 5.250% due 04/04/08 to 01/16/18, $25,830,000 Federal Home Loan Mortgage Corp. obligations, 5.000% due 10/18/10, $192,633,000 Federal National Mortgage Association obligations, zero coupon to 6.250% due 08/15/08 to 05/15/29 and $6,918,000 Resolution Funding Co. Interest Strips, zero coupon due 07/15/14; (value—$408,000,923); proceeds: $400,023,889	400,000,000	400,000,000

Repurchase agreement dated 03/31/08 with Barclays Bank PLC, 2.300%, due 04/01/08, collateralized by $2,500,000 Federal Agricultural Mortgage Corp. obligations, 4.875% due 08/27/10, $44,546,000 Federal Farm Credit Bank obligations, 4.500% due 10/05/09, $512,840,000 Federal Home Loan Bank obligations, zero coupon to 6.073% due 05/08/08 to 10/06/25, $365,347,000 Federal Home Loan Mortgage Corp. obligations, 4.500% to 5.500% due 12/17/09 to 01/24/18 and $250,630,000 Federal National Mortgage Association obligations, 4.000% to 6.000% due 09/02/08 to 09/29/25; (value—$1,224,000,649); proceeds: $1,200,076,667

	1,200,000,000	1,200,000,000
Repurchase agreement dated 03/31/08 with Deutsche Bank Securities, Inc., 2.250%, due 04/01/08 collateralized by $854,960,000 Federal Home Loan Bank obligations, zero coupon to 5.600% due 04/25/08 to 02/01/23, $108,850,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.750% due 12/20/10 to 03/15/31, $464,312,000 Federal National Mortgage Association obligations, 3.875% to 6.550% due 01/15/09 to 09/26/36 and $6,126,000 Tennessee Valley Authority obligations, 6.250% due 12/15/17; (value—$1,454,214,598); proceeds: $1,425,789,106	1,425,700,000	1,425,700,000

UBS RMA Money Market Portfolio

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 03/31/08 with Goldman Sachs & Co., 2.250%, due 04/01/08, collateralized by $63,000,000 Federal Agricultural Mortgage Corp. obligations, 5.000% to 5.900% due 03/03/09 to 10/03/09, $503,920,000 Federal Home Loan Bank obligations, zero coupon to 6.000% due 05/28/08 to 03/03/25, $120,459,000 Federal Home Loan Mortgage Corp. obligations, zero coupon due 06/09/08 to 03/02/09 and $406,826,000 Federal National Mortgage Association obligations, zero coupon to 6.250% due 04/11/08 to 07/28/23; (value—$1,122,000,201); proceeds: $1,100,068,750	1,100,000,000	1,100,000,000
Repurchase agreement dated 03/31/08 with Lehman Brothers, Inc., 2.250%, due 04/01/08, collateralized by $204,925,000 Federal Home Loan Bank obligations, zero coupon due 06/20/08; (value—$204,002,843); proceeds: $200,012,500	200,000,000	200,000,000
Repurchase agreement dated 03/31/08 with State Street Bank & Trust Co., 0.750%, due 04/01/08, collateralized by $6,677 US Treasury Bonds, 7.250% to 8.875% due 05/15/16 to 08/15/17 and $84,478 US Treasury Notes, 1.750% to 4.000% due 08/31/09 to 03/31/10; (value—$96,903); proceeds: $95,002	95,000	95,000

Total repurchase agreements (cost—$4,325,795,000)		4,325,795,000

	Number of shares
Investments of cash collateral from securities loaned — 10.43%
Money market funds[5] — 10.43%
BlackRock Liquidity Fund Temp Fund Portfolio Institutional Class,
3.222%	751,982,006	751,982,006
DWS Money Market Series Institutional,
3.161%	694,956,408	694,956,408
UBS Private Money Market Fund LLC[6],
3.169%	406,942,215	406,942,215
Total money market funds and investments of cash collateral from securities loaned (cost—$1,853,880,629)		1,853,880,629

Total investments (cost — $19,593,932,499 which approximates cost for federal income tax purposes)[7,8] — 110.25%		19,593,932,499
Liabilities in excess of other assets — (10.25)%		(1,822,375,053)

Net assets (applicable to 17,770,784,494 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		17,771,557,446

[1]	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of March 31, 2008 and reset periodically.

[2]	Interest rates shown are the discount rates at date of purchase.

[3]	Security, or portion thereof, was on loan at March 31, 2008.

[4]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 6.99% of net assets as of March 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[5]	Rates shown reflect yield at March 31, 2008.

UBS RMA Money Market Portfolio

Schedule of investments – March 31, 2008 (unaudited)

[6]	The table below details the Portfolio’s transaction activity in an affiliated issuer for the nine months ended March 31, 2008.

Security description	Value at 06/30/07 ($)	Purchases during the nine months ended 03/31/08 ($)	Sales during the nine months ended 03/31/08 ($)	Value at 03/31/08 ($)	Net income earned from affiliate for the nine months ended 03/31/08 ($)
UBS Private Money Market Fund LLC	248,155	4,869,203,343	4,462,509,283	406,942,215	1,287,231

[7]	Includes $1,813,269,698 of investments in securities on loan, at market value. The custodian held cash equivalents as collateral for securities loaned of $1,853,880,629.

[8]

Investments are valued at amortized cost, unless the Portfolio’s Board of Directors determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Portfolio is performed in an effort to ensure that amortized cost approximates market value.

Issuer breakdown by country of origin

Percentage of total investments (%)
United States	76.5
United Kingdom	5.2
Japan	3.6
France	2.9
Cayman Islands	2.6
Switzerland	2.1
Australia	2.0
Spain	1.3
Germany	1.2
Belgium	0.7
Canada	0.7
Sweden	0.7
New Zealand	0.5

Total	100.0

Weighted average maturity — 49 days

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated December 31, 2007.

UBS RMA U.S. Government Portfolio

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
US government and agency obligations — 50.33%
Federal Farm Credit Bank[1]
1.630%, due 04/04/08	54,000,000	53,992,665
1.950%, due 04/25/08	86,000,000	85,888,200
Federal Home Loan Bank
2.070%, due 06/20/08[1]	185,000,000	184,149,000
Federal Home Loan Mortgage Corp.
2.090%, due 09/22/08[1]	175,000,000	173,232,208
Federal National Mortgage Association
1.750%, due 04/29/08[1]	175,000,000	174,761,806
US Cash Management Bills
2.317%, due 04/15/08[1,2]	25,000,000	24,977,474
US Treasury Bills[1]
1.640%, due 04/10/08[2]	50,000,000	49,979,500
0.420%, due 04/17/08	65,000,000	64,987,867
2.221%, due 05/15/08[2]	40,000,000	39,891,418
2.140%, due 05/22/08[2]	50,000,000	49,848,417
3.516%, due 05/22/08[2]	35,000,000	34,825,690
2.160%, due 05/29/08[2]	37,500,000	37,369,500
3.260%, due 05/29/08[2]	30,000,000	29,842,433
3.262%, due 06/05/08[2]	30,000,000	29,823,308
3.190%, due 06/12/08[2]	65,000,000	64,585,300
2.030%, due 08/21/08[2]	25,000,000	24,799,819
1.180%, due 08/28/08	65,000,000	64,682,547
1.586%, due 09/11/08	35,000,000	34,748,663

Total US government and agency obligations (cost—$1,222,385,815)		1,222,385,815

Repurchase agreements — 49.73%
Repurchase agreement dated 03/31/08 with Banc of America, 1.200%, due 04/01/08, collateralized by $148,939,000 US Treasury Notes, 4.500% to 4.875% due 08/31/08 to 03/31/09; (value—$153,000,507); proceeds: $150,005,000	150,000,000	150,000,000
Repurchase agreement dated 03/31/08 with Barclays Bank PLC, 1.450%, due 04/01/08, collateralized by $112,770,000 US Treasury Bills, zero coupon due 07/03/08, $103,499,000 US Treasury Inflation Index Notes, 2.000% due 07/15/14 and $140,460,000 US Treasury Notes, 3.000% to 4.000% due 02/15/09 to 08/31/09; (value—$382,500,937); proceeds: $375,015,104	375,000,000	375,000,000
Repurchase agreement dated 03/31/08 with Deutsche Bank Securities, Inc., 1.400%, due 04/01/08, collateralized by $136,613,000 US Treasury Bonds, 6.875% to 8.750% due 05/15/20 to 08/15/25, $57,602,306 US Treasury Bond Interest Strips, zero coupon due 11/15/25 to 08/15/35 and $159,638,000 US Treasury Notes, 4.000% to 4.875% due 06/15/09 to 04/30/11; (value—$390,252,000); proceeds: $382,614,879	382,600,000	382,600,000
Repurchase agreement dated 03/31/08 with Lehman Brothers Inc., 1.250%, due 04/01/08, collateralized by $147,941,000 US Treasury Notes, 4.375% to 4.750% due 11/15/08 to 02/28/09; (value—$153,000,471); proceeds: $150,005,208	150,000,000	150,000,000

Repurchase agreement dated 03/31/08 with Merrill Lynch & Co., 1.000% due 04/01/08, collateralized by $90,565,000 US Treasury Inflation Index Notes, 2.000% due 04/15/12;
(value—$102,002,116); proceeds: $100,002,778

	100,000,000	100,000,000

Repurchase agreement dated 03/31/08 with Morgan Stanley & Co., 1.300% due 04/01/08, collateralized by $101,516,000 US Treasury Bond Interest Strips, zero coupon due 02/15/23 to 05/15/23; (value—$51,000,347); proceeds: $50,001,806

	50,000,000	50,000,000

UBS RMA U.S. Government Portfolio

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Repurchase agreements — (concluded)

Repurchase agreement dated 03/31/08 with State Street Bank & Trust Co., 0.750% due 04/01/08, collateralized by $703 US Treasury Bonds, 7.250% to 8.875% due 05/15/16 to 08/15/17 and
$8,892 US Treasury Notes, 1.750% to 4.000% due 08/31/09 to 03/31/10; (value—$10,200);
proceeds: $10,000

	10,000	10,000

Total repurchase agreements (cost—$1,207,610,000)		1,207,610,000

	Number of shares
Investments of cash collateral from securities loaned — 0.00%
Money market funds[3] — 0.00%
AIM Treasury Portfolio,
1.568%	1,413	1,413
BlackRock Liquidity Fund Treasury Trust Portfolio Institutional Class,
1.554%	87	87
Federated Treasury Obligation Fund,
1.270%	105	105

Total money market funds and investments of cash collateral from securities loaned (cost—$1,605)		1,605

Total investments (cost—$2,429,997,420 which approximates cost for federal income tax purposes)[4,5] — 100.06%		2,429,997,420
Liabilities in excess of other assets — (0.06)%		(1,488,853)

Net assets (applicable to 2,428,783,845 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		2,428,508,567

[1]	Interest rates shown are the discount rates at date of purchase.

[2]	Security, or portion thereof, was on loan at March 31, 2008.

[3]	Rates shown reflect yield at March 31, 2008.

[4]

Includes $384,265,610 of investments in securities on loan, at market value. The custodian held US government agency securities having an aggregate value of $395,431,418 as collateral for portfolio securities loaned as follows:

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Market value ($)
25,000	Federal Home Loan Bank	04/24/09	4.750	26,190,882
40,000	Federal Home Loan Bank	02/16/28	5.800	40,270,667
35,130	Federal Home Loan Mortgage Corp.	08/14/08	5.125	35,705,815
35,700	Federal Home Loan Mortgage Corp.	10/10/13	4.650	36,499,608
28,550	Federal Home Loan Mortgage Corp.	05/23/16	5.875	31,621,663
30,000	Federal National Mortgage Association	12/15/08	3.375	30,558,825
47,145	Federal National Mortgage Association	09/15/09	6.625	50,309,110
40,855	Federal National Mortgage Association	02/25/13	4.250	41,330,961
50,755	Federal National Mortgage Association	07/18/16	6.270	51,958,612
42,405	Federal National Mortgage Association	05/15/29	6.250	50,985,275

				395,431,418

[5]

Investments are valued at amortized cost, unless the Portfolio’s Board of Directors determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Portfolio is performed in an effort to ensure that amortized cost approximates market value.

Weighted average maturity—38 days

For more information regarding the Portfolio's other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated December 31, 2007.

UBS Retirement Money Fund

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
US government and agency obligations — 20.65%
Federal Farm Credit Bank[1]
2.280%, due 04/01/08	14,000,000	13,999,116
2.330%, due 04/01/08	17,750,000	17,750,000
Federal Home Loan Bank
4.345%, due 04/10/08[1]	31,500,000	31,499,660
3.625%, due 04/16/08[2]	15,000,000	14,977,344
2.945%, due 05/18/08[1]	32,000,000	32,000,000
4.885%, due 08/20/08	10,000,000	10,005,562
5.100%, due 09/19/08	15,100,000	15,132,883
2.070%, due 09/30/08[2]	17,000,000	16,822,095
4.500%, due 11/05/08	15,000,000	15,000,000
3.350%, due 01/23/09	9,000,000	9,000,000
2.560%, due 02/13/09	12,000,000	12,062,947
Federal Home Loan Mortgage Corp.
2.608%, due 04/28/08[1]	30,000,000	29,983,787
4.165%, due 05/12/08[2]	15,000,000	14,928,848
2.536%, due 06/30/08[1]	7,000,000	6,997,772
1.730%, due 08/25/08[2]	20,000,000	19,859,678
1.680%, due 09/15/08[2]	26,000,000	25,797,373
4.300%, due 12/26/08	8,000,000	8,000,000
Federal National Mortgage Association
2.380%, due 06/04/08[2]	20,000,000	19,915,378
2.630%, due 07/30/08[2]	16,909,000	16,760,764
3.375%, due 01/23/09	9,000,000	9,000,000
US Treasury Bills[2]
3.145%, due 06/12/08[3]	24,000,000	23,849,040
1.586%, due 09/11/08	7,000,000	6,949,733

Total US government and agency obligations (cost—$370,291,980)		370,291,980

Certificates of deposit — 17.47%
Banking-non-US — 11.54%
Bank of Montreal
3.100%, due 07/31/08	8,000,000	8,001,664
2.950%, due 08/19/08	15,000,000	15,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.790%, due 05/15/08	15,000,000	15,000,000
2.670%, due 05/19/08	15,000,000	15,000,000
Barclays Bank PLC
5.200%, due 06/16/08	7,000,000	7,000,000
3.020%, due 02/23/09	9,000,000	9,000,000
Credit Suisse First Boston
4.850%, due 05/27/08	15,000,000	15,000,000
4.230%, due 07/08/08	15,000,000	15,000,000
Deutsche Bank AG
2.405%, due 04/01/08[1]	15,000,000	15,000,000
2.809%, due 06/23/08[1]	13,000,000	13,000,000
Mizuho Corporate Bank Ltd.
3.100%, due 04/04/08	15,000,000	15,000,000
Natixis
5.365%, due 06/02/08	15,000,000	15,000,000
2.780%, due 06/16/08	10,000,000	10,000,000

UBS Retirement Money Fund

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Certificates of deposit — (concluded)
Banking-non-US — (concluded)
Royal Bank of Scotland
3.750%, due 07/18/08	15,000,000	15,000,000
Svenska Handelsbanken
5.000%, due 10/09/08	25,000,000	25,000,000

		207,001,664

Banking-US — 5.93%
American Express, Federal Savings Bank
2.600%, due 04/21/08	25,000,000	25,000,000
Citibank N.A.
2.490%, due 06/19/08	23,000,000	23,000,000
PNC Bank N.A.
3.190%, due 07/25/08	17,000,000	17,000,000
State Street Bank & Trust Co.
3.000%, due 05/28/08	16,250,000	16,250,000
US Bank N.A.
2.700%, due 09/15/08	10,000,000	10,000,000
Wachovia Bank N.A. (Charlotte)
4.753%, due 04/04/08[1]	15,000,000	15,000,000

		106,250,000

Total certificates of deposit (cost—$313,251,664)		313,251,664

Commercial paper[2] — 25.62%
Asset backed-banking — 0.86%
Atlantis One Funding
3.850%, due 04/15/08	10,000,000	9,985,028
3.080%, due 05/14/08	5,500,000	5,479,766

		15,464,794

Asset backed-miscellaneous — 7.74%
Atlantic Asset Securitization LLC
2.900%, due 04/24/08	15,000,000	14,972,208
Barton Capital LLC
3.050%, due 04/01/08	15,000,000	15,000,000
Jupiter Securitization Co. LLC
2.800%, due 04/25/08	15,000,000	14,972,000
Kitty Hawk Funding Corp.
2.750%, due 04/30/08	15,000,000	14,966,771
Old Line Funding Corp.
2.800%, due 04/07/08	15,000,000	14,993,000
Ranger Funding Co. LLC
2.750%, due 04/21/08	15,000,000	14,977,083
Thunderbay Funding
2.780%, due 04/11/08	5,000,000	4,996,139
3.900%, due 04/11/08	10,000,000	9,989,167
Variable Funding Capital Corp.
3.140%, due 04/08/08	10,000,000	9,993,895
2.950%, due 04/17/08	15,000,000	14,980,333
Windmill Funding Corp.
4.450%, due 04/08/08	9,000,000	8,992,212

		138,832,808

Banking-non-US — 0.95%
Danske Corp.
3.050%, due 07/09/08[1]	17,000,000	17,000,000

UBS Retirement Money Fund

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[2] — (concluded)
Banking-US — 10.64%
Barclays US Funding Corp.
2.960%, due 07/21/08	15,000,000	14,863,100
HSBC USA, Inc.
2.670%, due 06/06/08	10,000,000	9,951,050
ING (US) Funding LLC
3.100%, due 04/25/08	30,000,000	29,938,000
2.630%, due 05/05/08	12,000,000	11,970,193
Morgan (JP) Chase & Co.
4.830%, due 04/17/08	23,200,000	23,150,197
Nordea N.A., Inc.
2.560%, due 04/01/08	35,000,000	35,000,000
Rabobank USA Financial Corp.
2.490%, due 04/01/08	21,000,000	21,000,000
San Paolo IMI US Financial Co.
2.650%, due 04/23/08	25,000,000	24,959,514
Societe Generale N.A., Inc.
3.915%, due 04/14/08	8,000,000	7,988,690
Stadshypotek Del, Inc.
3.150%, due 04/22/08	12,000,000	11,977,950

		190,798,694

Consumer products-non durables — 0.78%
Procter & Gamble International Funding SCA
2.200%, due 04/25/08	14,000,000	13,979,467

Energy-integrated — 0.56%
Chevron Funding Corp.
2.100%, due 04/08/08	10,000,000	9,995,917

Finance-noncaptive diversified — 2.26%
General Electric Capital Corp.
2.610%, due 11/06/08	25,000,000	24,603,062
International Lease Finance Corp.
2.880%, due 04/14/08	16,000,000	15,983,360

		40,586,422

Food/beverage — 0.86%
Nestle Capital Corp.
2.645%, due 08/21/08	7,000,000	6,926,969
Nestle Finance International Ltd.
2.800%, due 06/10/08	8,500,000	8,453,722

		15,380,691

Pharmaceuticals — 0.97%
Pfizer, Inc.
4.410%, due 05/28/08	12,575,000	12,487,195
2.520%, due 08/25/08	5,000,000	4,948,900

		17,436,095

Total commercial paper (cost—$459,474,888)		459,474,888

UBS Retirement Money Fund

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Short-term corporate obligations — 11.24%
Asset backed-securities — 1.00%
K2 (USA) LLC[4]
5.400%, due 06/16/08	10,000,000	10,000,000
2.522%, due 06/20/08[1]	8,000,000	7,999,906

		17,999,906

Banking-non-US — 7.31%
Bank of Scotland PLC
3.189%, due 04/01/08[1,4]	50,000,000	50,000,000
BNP Paribas[1]
3.132%, due 05/07/08	15,000,000	15,000,000
4.032%, due 05/13/08	10,000,000	10,000,000
La Caja de Ahorros y Pensiones de Barcelona
3.848%, due 04/23/08[1,4]	13,000,000	13,000,000
National Australia Bank Ltd.
3.306%, due 05/11/08[1,4]	11,000,000	11,000,000
Societe Generale
3.119%, due 04/02/08[1,4]	18,000,000	18,000,000
Totta Ireland PLC
3.085%, due 04/07/08[1,4]	14,000,000	14,000,000

		131,000,000

Banking-US — 0.84%
The Bank of New York Mellon Corp.
2.905%, due 04/14/08[1,4]	15,000,000	15,000,000

Finance-captive automotive — 2.09%
Toyota Motor Credit Corp.
2.570%, due 04/01/08[1]	12,000,000	12,000,000
2.520%, due 04/03/08[1]	10,500,000	10,500,000
4.616%, due 04/07/08[1]	15,000,000	15,000,342

		37,500,342

Total short-term corporate obligations (cost—$201,500,248)		201,500,248

Repurchase agreements — 24.37%

Repurchase agreement dated 03/31/08 with Barclays Bank PLC, 2.300%, due 04/01/08, collateralized by $36,360,000 Federal Home Loan Bank obligations, 5.500% due 08/13/14 and $110,047,000 Federal National Mortgage Association obligations, 4.000% to 5.410% due 03/19/13 to 01/13/23; (value—$153,000,474); proceeds: $150,009,583

	150,000,000	150,000,000

Repurchase agreement dated 03/31/08 with Deutsche Bank Securities, Inc., 2.250%, due 04/01/08, collateralized by $109,045,000 Federal Home Loan Bank obligations, 4.625% to 5.500% due 06/06/12 to 01/07/13, $24,072,000 Federal Home Loan Mortgage Corp. obligations, 3.250% due 08/06/10 and $150,480,000 Federal National Mortgage Association obligations, 3.750% to 6.000% due 07/13/09 to 07/25/25; (value— $290,700,777); proceeds: $285,017,813

	285,000,000	285,000,000

UBS Retirement Money Fund

Schedule of investments – March 31, 2008 (unaudited)

	Face amount ($)	Value ($)
Repurchase agreements — (concluded)

Repurchase agreement dated 03/31/08 with State Street Bank & Trust Co., 0.750% due 04/01/08, collateralized by $146,469 US Treasury Bonds, 7.250% to 8.875% due 05/15/16 to 08/15/17 and $1,853,179 US Treasury Notes, 1.750% to 4.000% due 08/31/09 to 03/31/10; (value—$2,125,738); proceeds: $2,084,043

	2,084,000	2,084,000

Total repurchase agreements (cost—$437,084,000)		437,084,000

	Number of shares
Investments of cash collateral from securities loaned — 1.21%
Money market funds[5] — 1.21%
BlackRock Liquidity Funds Temp Fund Portfolio Institutional Class,
3.222%	10,046,748	10,046,748
Deutsche Cash Reserves,
3.121%	449	449
DWS Money Market Series Institutional,
3.161%	7,179,973	7,179,973
UBS Private Money Market Fund LLC[6],
3.169%	4,555,431	4,555,431

Total money market funds and investments of cash collateral from securities loaned (cost—$21,782,601)		21,782,601

Total investments (cost—$1,803,385,381 which approximates cost for federal income tax purposes)[7,8]— 100.56%		1,803,385,381
Liabilities in excess of other assets — (0.56)%		(10,073,769)

Net assets (applicable to 1,793,303,803 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		1,793,311,612

[1]	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of March 31, 2008 and reset periodically.

[2]	Interest rates shown are the discount rates at date of purchase.

[3]	Security, or portion thereof, was on loan at March 31, 2008.

[4]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 7.75% of net assets as of March 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[5]	Rate shown reflects yield at March 31, 2008.

[6]	The table below details the Fund’s transaction activity in an affiliated issuer for the nine months ended March 31, 2008.

Security description	Value at 06/30/07 ($)	Purchases during the nine months ended 03/31/08 ($)	Sales during the nine months ended 03/31/08 ($)	Value at 03/31/08 ($)	Net income earned from affiliate for the nine months ended 03/31/08 ($)
UBS Private Money Market Fund LLC	—	613,138,915	608,583,484	4,555,431	89,143

[7]	Includes $21,328,474 of investments in securities on loan, at value market. The custodian held cash equivalents as collateral for securities loaned of $21,782,601.

[8]

Investments are valued at amortized cost, unless the Fund’s Board of Directors determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

UBS Retirement Money Fund

Schedule of investments – March 31, 2008 (unaudited)

Issuer breakdown by country of origin

Percentage of total investments (%)
United States	77.3
Japan	4.6
United Kingdom	4.5
France	3.8
Switzerland	2.5
Germany	1.6
Spain	1.5
Sweden	1.4
Canada	1.3
Denmark	0.9
Australia	0.6

Total	100.0

Weighted average maturity—51 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated December 31, 2007.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Money Fund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date: May 30, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: May 30, 2008